Increasing or Decreasing Current Health Care Cost Trend (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	$ 390	$ 442
1% Increase in trend rate, postretirement cost	21	22
1% Decrease in trend rate, accumulated benefit obligation	(348)	(394)
1% Decrease in trend rate, postretirement cost	(19)	(19)
Postretirement Benefits, Non-U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	3,920	3,938
1% Increase in trend rate, postretirement cost	473	423
1% Decrease in trend rate, accumulated benefit obligation	(5,176)	(3,039)
1% Decrease in trend rate, postretirement cost	$ (351)	$ (320)